NORTHERN LIGHTS FUND TRUST

May 31, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Adaptive Allocation Fund Patriot Balanced Fund Patriot Fund

Post-Effective Amendment Nos. 833 and 834 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Adaptive Allocation Fund, Patriot Balanced Fund, and the Patriot Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Adaptive Allocation Fund	833	0001580642-16-008940	May 27, 2016
Patriot Balanced Fund	834	0001580642-16-008978	May 27, 2016
Patriot Fund	834	0001580642-16-008978	May 27, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/James Ash

James Ash

Secretary